Share-based payments transactions - Disclosure of Movement in the NC-PECs Liability (Details) - Global Blue Management & Co S.C.A NC-PECs - NC-PECs € in Thousands	12 Months Ended
Mar. 31, 2021 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Nominal value of NC-PECs, including accrued interest, at beginning of period	€ 1,920
Mark-to-market fair value charge	(138)
Accrued interests on NC-PECs	79
Transfer to equity	(1,861)
Reclassifications	0
Nominal value of NC-PECs, including accrued interest, at end of period	0
Interest bearing obligations, at beginning of period	2,971
Accrued interest	120
Derecognition of residual amount to profit and loss	(101)
Transfer to equity	(2,990)
Reclassifications	0
Interest bearing obligations, at end of period	0
Total value of NC-PECs including accrued interest	€ 0